Revenue	12 Months Ended
Mar. 31, 2019
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
22.	Revenue

	Year ended
	March 31, 2019	March 31, 2018	March 31, 2017
Rendering of services
Service revenue*	18,230,837	13,703,004	13,284,271
Installation service revenue	1,409,309	5,406,165	3,749,051
	19,640,146	19,109,169	17,033,322
Sale of products	1,906,739	1,576,444	1,398,698
	21,546,885	20,685,613	18,432,020

* Revenue from operating leases amount to
₹
19,983 (March 31, 2019),
₹
211,990 (March 31, 2018) and
₹
394,100 (March 31, 2017) (refer to note 30)

Note: Revenue disaggregation as per business segment and geography has been included in segment information (See Note 31).